CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 21,019,834	$ 25,505,731
Restricted cash	78,051	72,077
Accounts receivable, net of allowance for doubtful accounts	1,442,750	1,271,209
Inventory	1,516,283	3,977,336
Prepaid advertising expenses	0	10,689
Other prepaid expenses and current assets	4,030,812	2,440,816
Current portion of convertible loan receivable	3,587,204	0
Total current assets	31,674,934	33,277,858
Prepaid land use right, net	0	6,578,765
Property and equipment, net	4,037,294	13,885,079
Held-for-sale assets	17,022,630	802,387
Available-for-sale securities	44,479,922	74,666,865
Convertible loan receivable	0	3,218,665
Loan to related party	3,628,415	0
Other long-term assets	64,176	301,752
Total assets	100,907,371	132,731,371
Current liabilities:
Accounts payable	2,100,933	2,614,118
Accrued expenses and other current liabilities	8,643,756	9,132,166
Income taxes payable	353,635	3,665,757
Deferred revenue	512,009	380,526
Total current liabilities	11,610,333	15,792,567
Deferred tax liability	1,952,990	17,429,117
Total liabilities	13,563,323	33,221,684
Commitments and contingencies (Note 17)
Acorn International, Inc. shareholders’ equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized 91,818,518 and 91,884,402 shares issued and 75,406,875 and 53,602,810 shares outstanding as of December 31, 2016 and 2017, respectively)	918,844	918,185
Additional paid-in capital	161,962,670	161,938,330
Accumulated deficits	(110,526,573)	(122,910,876)
Accumulated other comprehensive income	60,968,963	80,865,261
Treasury stock, at cost (16,411,643 and 38,281,592 shares as of December 31, 2016 and 2017, respectively)	(26,335,296)	(21,640,346)
Total Acorn International, Inc. shareholders’ equity	86,988,608	99,170,554
Noncontrolling interests	355,440	339,133
Total equity	87,344,048	99,509,687
Total liabilities and equity	100,907,371	132,731,371
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	1,425,629	1,365,895
Restricted cash	78,051	72,077
Accounts receivable, net of allowance for doubtful accounts	211,272	404,057
Inventory	41,539	134,632
Other prepaid expenses and current assets	1,380,911	630,111
Deferred tax assets, net	426,577	401,808
Total current assets	3,563,979	3,008,580
Property and equipment, net	1,058,704	957,103
Total assets	4,622,683	3,965,683
Current liabilities:
Accounts payable	159,383	179,215
Accrued expenses and other current liabilities	947,890	1,061,350
Income taxes payable	439,326	401,808
Deferred revenue	293,806	380,526
Total current liabilities	$ 1,840,405	$ 2,022,899